Annual Fund Operating Expenses - Pioneer Multi-Asset Ultrashort Income Fund	Aug. 01, 2021
A
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.60%
C
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.91%
C2
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.90%
K
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.37%
Y
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.45%